INCOME TAX (Schedule of Deferred Income Tax) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Deferred income tax assets
Total deferred income tax assets	$ 5,312	$ 4,153
Deferred income tax liabilities
Total deferred income tax liabilities	(38,622)	(31,845)
Net deferred income tax liabilities	(33,310)	(27,692)
Plant and Equipment [Member]
Deferred income tax assets
Total deferred income tax assets	1,442	996
Deferred income tax liabilities
Total deferred income tax liabilities	(261)	(246)
Environmental rehabilitation [Member]
Deferred income tax assets
Total deferred income tax assets	2,980	2,775
Other deductible temporary difference [Member]
Deferred income tax assets
Total deferred income tax assets	890	382
Unrealized gain on investments [Member]
Deferred income tax assets
Total deferred income tax assets	(876)
Mineral rights and properties [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	(37,308)	(31,434)
Other taxable temporary difference [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	$ (177)	$ (165)